Other Income (Expenses), Net (Tables)	12 Months Ended
Jun. 30, 2025
Other Income (Expenses), Net [Abstract]
Schedule of Other Income (Expenses), Net

Other income (expenses), net consisted of the following:

	For the Years Ended June 30,
	2025	2024	2023
Non-project installation and maintenance revenue	$50,418	$107,476	$90,353
Rental income, net (1)	124,954	131,016	136,796
Consulting service revenue	8,543	97,092	15,392
Waste sales	36,027	23,830	14,449
Interest income from fixed deposits and loans receivable	236,363	98,502	-
Government subsidies (2)	246,530	119,267	-
Other income	46,607	19,628	29,573
Other expense	(31,683)	(10,383)	(292,024)
Other income (expenses), net	$717,759	$586,428	$(5,461)

(1)

On February 10, 2021, Wuxi Li Bang leased the property at No. 179 Xizhang Road, Gushan Town to Jiangyin Shuaina Home Furniture Technology Co., Ltd. The term is six years and the rent is RMB3,750,000 ($523,845) in total. The rent is paid yearly, RMB600,000 ($83,815) for the first three years and RMB650,000 ($90,800) for the following three years.

On January 1, 2022, Wuxi Li Bang leased part of the property at No. 190 Xizhang Road, Gushan Town, Jiangyin City to Leiluo Intelligent Technology (Jiangsu) Co., Ltd. The term was three years and the rent was RMB1,800,000 ($251,000) in total, and the annual rent was RMB600,000 ($90,800). On January 1, 2025, Wuxi Li Bang and Leiluo Intelligent Technology (Jiangsu) Co., Ltd. renewed lease for an additional three-year term, from January 1, 2025 to January 1, 2027, with annual rent of RMB 480,000 ($67,000).

(2)

In 2023, Li Bang Kitchen Appliance was recognized as an advanced manufacturing enterprise by the local government and enjoyed preferential policies of value-added tax deduction since fiscal year 2024.

For the year ended June 30, 2024, government subsidies primarily consisted of value-added tax deduction ($70,084), patent subsidies and technological development reward ($49,183).

For the year ended June 30, 2025, government subsidies primarily consisted of listing incentive ($195,533) and value-added tax deduction ($45,703).